PROPERTY AND EQUIPMENT, NET - Narrative (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 985	¥ 970
Long-lived asset impairment loss	¥ 39	¥ 9